(Loss)/Earnings per Share - Schedule of Diluted (Loss)/Earnings Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [line items]
Weighted average number of ordinary shares used in basic income per share (Ordinary shares)	10,629,835	9,563,260
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share	10,629,835	9,563,260